AB Small Cap Value Portfolio

Portfolio of Investments

February 29, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Industrials – 23.5%
Aerospace & Defense – 1.1%
Spirit AeroSystems Holdings, Inc. - Class A(a)	230,575	$6,594,445

Commercial Services & Supplies – 1.6%
ABM Industries, Inc.	169,390	6,997,501
MillerKnoll, Inc.	94,712	2,893,451

		9,890,952

Construction & Engineering – 5.3%
Dycom Industries, Inc.(a)	72,389	9,156,484
Fluor Corp.(a)	194,151	7,144,757
Great Lakes Dredge & Dock Corp.(a)	887,915	7,937,960
MasTec, Inc.(a)	112,045	8,454,916

		32,694,117

Electrical Equipment – 1.7%
Encore Wire Corp.	43,121	10,392,161

Ground Transportation – 1.6%
ArcBest Corp.	67,393	9,627,764

Machinery – 6.5%
Blue Bird Corp.(a)	310,064	10,492,566
Gates Industrial Corp. PLC(a)	561,193	8,260,761
Hillman Solutions Corp.(a)	814,534	7,933,561
REV Group, Inc.	411,160	8,486,342
Shyft Group, Inc. (The)	464,402	4,787,985

		39,961,215

Marine Transportation – 1.1%
Star Bulk Carriers Corp.	298,194	7,117,891

Passenger Airlines – 1.0%
Alaska Air Group, Inc.(a)	171,530	6,413,507

Professional Services – 2.1%
ICF International, Inc.	36,681	5,680,053
Korn Ferry	115,290	7,339,361

		13,019,414

Trading Companies & Distributors – 1.5%
Herc Holdings, Inc.	57,870	9,182,812

		144,894,278

Financials – 19.4%
Banks – 16.8%
1st Source Corp.	116,630	5,805,841
Associated Banc-Corp.	340,982	7,106,065
Bank of Marin Bancorp	141,519	2,350,631
BankUnited, Inc.	130,153	3,490,703
Berkshire Hills Bancorp, Inc.	266,599	5,729,213
Carter Bankshares, Inc.(a)	301,785	3,983,562
Comerica, Inc.	114,565	5,657,220
First BanCorp./Puerto Rico	459,956	7,810,053
First Busey Corp.	329,063	7,588,193

Company	Shares	U.S. $ Value

HarborOne Bancorp, Inc.	481,565	$4,902,332
Heritage Financial Corp./WA	354,736	6,509,406
Nicolet Bankshares, Inc.	59,440	4,691,599
Pacific Premier Bancorp, Inc.	321,000	7,338,060
Peoples Bancorp, Inc./OH	128,501	3,607,023
Premier Financial Corp.	277,239	5,372,892
Texas Capital Bancshares, Inc.(a)	137,639	8,072,527
TriCo Bancshares	165,859	5,541,349
WSFS Financial Corp.	184,673	7,828,288

		103,384,957

Capital Markets – 0.8%
Moelis & Co. - Class A	94,484	5,105,915

Financial Services – 1.2%
Walker & Dunlop, Inc.	75,906	7,239,914

Insurance – 0.6%
Hanover Insurance Group, Inc. (The)	29,540	3,883,624

		119,614,410

Information Technology – 13.2%
Communications Equipment – 2.3%
Calix, Inc.(a)	203,429	7,093,569
Harmonic, Inc.(a)	555,610	7,295,160

		14,388,729

Electronic Equipment, Instruments & Components – 1.9%
Belden, Inc.	68,353	5,822,308
TTM Technologies, Inc.(a)	377,709	5,608,979

		11,431,287

IT Services – 1.1%
Grid Dynamics Holdings, Inc.(a)	490,533	6,617,290

Semiconductors & Semiconductor Equipment – 6.3%
Amkor Technology, Inc.	253,189	7,853,923
Cohu, Inc.(a)	126,510	4,064,766
FormFactor, Inc.(a)	94,459	4,064,571
Ichor Holdings Ltd.(a)	164,182	7,026,990
Magnachip Semiconductor Corp.(a)	85,789	488,997
SMART Global Holdings, Inc.(a)	373,094	7,935,709
Synaptics, Inc.(a)	74,091	7,416,509

		38,851,465

Software – 1.6%
ACI Worldwide, Inc.(a)	154,375	5,080,481
CommVault Systems, Inc.(a)	48,772	4,667,968

		9,748,449

		81,037,220

Consumer Discretionary – 10.0%
Automobile Components – 2.4%
Adient PLC(a)	248,230	8,424,926

Company	Shares	U.S. $ Value

Dana, Inc.	519,402	$6,492,525
Goodyear Tire & Rubber Co. (The)(a)	7,686	91,310

		15,008,761

Automobiles – 1.4%
Winnebago Industries, Inc.	119,360	8,561,693

Hotels, Restaurants & Leisure – 1.8%
Dine Brands Global, Inc.	100,015	4,851,728
Papa John’s International, Inc.	82,650	5,941,708

		10,793,436

Household Durables – 2.4%
KB Home	105,420	7,003,050
Taylor Morrison Home Corp.(a)	135,188	7,652,993

		14,656,043

Specialty Retail – 2.0%
Citi Trends, Inc.(a)	172,740	5,354,940
Genesco, Inc.(a)	224,230	7,157,422

		12,512,362

		61,532,295

Energy – 8.7%
Energy Equipment & Services – 2.5%
Cactus, Inc. - Class A	162,941	7,478,992
ChampionX Corp.	253,796	7,882,904

		15,361,896

Oil, Gas & Consumable Fuels – 6.2%
HF Sinclair Corp.	86,111	4,779,161
International Seaways, Inc.	112,507	5,954,996
Magnolia Oil & Gas Corp. - Class A	400,561	9,084,723
Matador Resources Co.	181,209	11,443,348
Northern Oil & Gas, Inc.	194,439	6,947,305

		38,209,533

		53,571,429

Real Estate – 7.6%
Diversified REITs – 0.9%
Broadstone Net Lease, Inc. - Class A	386,770	5,766,741

Hotel & Resort REITs – 1.0%
Ryman Hospitality Properties, Inc.	53,581	6,348,277

Industrial REITs – 2.0%
First Industrial Realty Trust, Inc.	132,150	7,003,950
STAG Industrial, Inc.	148,944	5,531,780

		12,535,730

Residential REITs – 1.1%
Apartment Income REIT Corp.	224,667	6,811,903

Retail REITs – 1.9%
Acadia Realty Trust	368,065	6,032,586

Company	Shares	U.S. $ Value

NETSTREIT Corp.	325,320	$5,468,629

		11,501,215

Specialized REITs – 0.7%
National Storage Affiliates Trust	114,200	4,089,502

		47,053,368

Health Care – 5.5%
Health Care Equipment & Supplies – 1.7%
Envista Holdings Corp.(a)	179,622	3,709,194
Integra LifeSciences Holdings Corp.(a)	191,370	7,063,467

		10,772,661

Health Care Providers & Services – 2.6%
Acadia Healthcare Co., Inc.(a)	60,030	5,009,504
AMN Healthcare Services, Inc.(a)	87,223	4,908,038
Pediatrix Medical Group, Inc.(a)	641,586	5,870,512

		15,788,054

Life Sciences Tools & Services – 1.2%
Fortrea Holdings, Inc.(a)	191,021	7,170,928

		33,731,643

Materials – 4.7%
Chemicals – 2.3%
AdvanSix, Inc.	239,676	6,706,134
Element Solutions, Inc.	305,451	7,178,099

		13,884,233

Containers & Packaging – 1.0%
Silgan Holdings, Inc.	141,419	6,209,708

Metals & Mining – 1.4%
ATI, Inc.(a)	181,861	8,943,924

		29,037,865

Communication Services – 2.4%
Media – 2.4%
Criteo SA (Sponsored ADR)(a)	206,957	6,695,059
Nexstar Media Group, Inc.	49,065	8,153,131

		14,848,190

Utilities – 2.4%
Electric Utilities – 2.4%
IDACORP, Inc.	85,625	7,544,419
Portland General Electric Co.	175,264	7,040,355

		14,584,774

Consumer Staples – 2.0%
Food Products – 2.0%
Hain Celestial Group, Inc. (The)(a)	416,639	4,166,390
Nomad Foods Ltd.	433,189	7,983,673

		12,150,063

U.S. $ Value

Total Investments – 99.4% (cost $575,216,558)(b)	$612,055,535
Other assets less liabilities – 0.6%	3,815,375

Net Assets – 100.0%	$615,870,910

(a)	Non-income producing security.
(b)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $82,679,288 and gross unrealized depreciation of investments was $(45,840,311), resulting in net unrealized appreciation of $36,838,977.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Small Cap Value Portfolio

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$612,055,535	$—	$—	$612,055,535
Total Investments in Securities	612,055,535	—	—	612,055,535

Other Financial Instruments(b)	—	—	—	—

Total	$612,055,535	$—	$—	$612,055,535

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 29, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,264	$44,869	$48,133	$0	$52